DEBT AGREEMENTS (Details-Future minimum payments)	Mar. 31, 2022 USD ($)
Debt Disclosure [Abstract]
2023	$ 0
2024	0
2025	0
2026	0
2027 and after	1,201,661
Total	$ 1,201,661